Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 14,649.2	$ 15,067.9
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	7,513.9	7,402.0
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	5,043.1	5,253.9
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	1,972.7	2,255.2
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 119.5	$ 156.8